Segment Information - Summary of Operating Segment Information and Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 7,861,091	$ 7,569,630	$ 6,399,387
Segment loss before tax	(22,914,198)	(8,209,695)	(6,048,901)
Other corporate operating expense	(8,892,159)	(1,919,679)	(534,433)
Loss on financial liabilities at fair value through profit or loss	(76,212)	(259,418)	(143,693)
Other corporate non-operating income and expense	(105,769)	(77,286)	(53,725)
Loss before tax	(31,851,635)	(10,274,896)	(6,787,967)
Payment
Disclosure of operating segments [line items]
Revenue	4,672,782	4,260,886	2,622,292
Segment loss before tax	(8,540,610)	(1,261,158)	(316,241)
Hospitality Software Service
Disclosure of operating segments [line items]
Revenue	1,388,196	1,164,015	1,146,566
Segment loss before tax	(6,049,940)	(769,842)	(656,826)
Hospitality Platform Service
Disclosure of operating segments [line items]
Revenue	1,541,544	1,622,861	1,902,497
Segment loss before tax	(5,032,182)	(2,495,382)	(1,719,825)
E-commerce
Disclosure of operating segments [line items]
Revenue	516,942	751,635	863,484
Segment loss before tax	(2,845,082)	(3,692,038)	(3,384,358)
Other
Disclosure of operating segments [line items]
Revenue	4,012	9,041	21,097
Segment loss before tax	(446,384)	8,725	28,349
Segment Revenue
Disclosure of operating segments [line items]
Revenue	8,123,476	7,808,438	6,555,936
Eliminations
Disclosure of operating segments [line items]
Revenue	(262,385)	(238,808)	(156,549)
Intersegment Revenue
Disclosure of operating segments [line items]
Revenue	262,385	238,808	156,549
Intersegment Revenue | Payment
Disclosure of operating segments [line items]
Revenue	256,672	233,159	156,433
Intersegment Revenue | Hospitality Software Service
Disclosure of operating segments [line items]
Revenue	5,713	5,649	116
Eliminations of Intercompany Profit or Loss
Disclosure of operating segments [line items]
Eliminations of intercompany profit or loss	136,703	191,182	(7,215)
External Customers
Disclosure of operating segments [line items]
Revenue	7,861,091	7,569,630	6,399,387
External Customers | Payment
Disclosure of operating segments [line items]
Revenue	4,416,110	4,027,727	2,465,859
External Customers | Hospitality Software Service
Disclosure of operating segments [line items]
Revenue	1,382,483	1,158,366	1,146,450
External Customers | Hospitality Platform Service
Disclosure of operating segments [line items]
Revenue	1,541,544	1,622,861	1,902,497
External Customers | E-commerce
Disclosure of operating segments [line items]
Revenue	516,942	751,635	863,484
External Customers | Other
Disclosure of operating segments [line items]
Revenue	$ 4,012	$ 9,041	$ 21,097